Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Patent costs	$ 0.2	$ 1.0	$ 0.5